OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Schedule of other current assets
	September 30, 2020	December 31, 2019
Prepaid insurance	$171,022	$85,201
Other prepaid expenses	29,603	105,013
Deposits	3,000	28,115
Advances for raw material purchases	-	450,691
Prepaid marketing costs	-	31,579
Total other current assets	$203,625	$700,599

	Years Ended December 31,
	2019	2018
Advances for raw material purchases	$450,691	$-
Other prepaid expenses	105,013	40,654
Prepaid insurance	85,201	102,743
Prepaid marketing costs	31,579	125,525
Deposits	28,115	31,965
Miscellaneous receivables	-	44,294
Prepaid financing costs	-	188,300
Total other current assets	$700,599	$533,481